UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-8974

The Jhaveri Trust

(Exact name of registrant as specified in charter)

18820 High Parkway, Cleveland, Ohio 44116

(Address of principal executive offices)

(Zip code)

Ramesh C. Jhaveri, 18820 High Parkway, Cleveland, Ohio 44116

(Name and address of agent for service)

With copy to:

Donald S. Mendelsohn, Thompson Hine LLP.

312 Walnut St., 14th Floor, Cincinnati, Ohio 45202

Registrant's telephone number, including area code: (440) 356-1565

Date of fiscal year end: March 31

Date of reporting period: December 31, 2004

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

Jhaveri Value Fund

	Schedule of Investments
	December 31,2004 (Unaudited)
Shares/Principal Amt- % of Assets		Market Value

COMMON STOCKS

Agricultural Prod-Livestock & Animal Specialties - 0.12%
1,000	Cal Maine Foods, Inc.	$ 12,090

American Depositary Receipts - 0.42%
500	Toyota Motor Corporation	40,935

Beverages - 1.33%
2,500	Pepsico, Inc.	130,500

Bottled & Canned Soft Drinks - 1.48%
3,500	Coca Cola Company	145,705

Communications Equipment - 0.11%
500	UT Starcom, Inc. *	11,075

Computer & Office Equipment - 1.60%
7,500	Hewlett-Packard Company	157,275

Computer Communications Equipment - 1.77%
9,000	Cisco Systems, Inc. *	173,880

Crude Petroleum & Natural Gas - 0.33%
500	Anadarko Petroleum Corporation	32,405

Dolls & Stuffed Toys - 0.30%
1,500	Mattel, Inc.	29,235

Electromedical & Electrotherapy - 0.76%
1,500	Medtronic, Inc.	74,505

Electric & Other Services Combined - 0.22%
500	Consolidated Edison Company of New York, Inc.	21,875

Fire, Marine & Casualty Insurance - 0.33%
500	American International Group, Inc.	32,835

Functions Related To Depository Banking, NEC - 0.01%
30	A B N Amro Holding N V	798

Games, Toys & Children's Vehicles (No Dolls & Bicycles) - 1.38%
10,000	Leapfrog Enterprises, Inc. *	136,000

Grain Mill Products - 0.25%
500	General Mills, Inc.	24,855

Household Appliances - 1.29%
6,000	Maytag Corporation	126,600

Household Audio & Video Equipment - 0.20%
500	Sony Corporation	19,480

Ice Cream & Frozen Desserts - 0.17%
500	Dean Foods Company*	16,475

Malt Beverages - 0.52%
1,000	Anheuser Busch Companies, Inc.	50,730

Miscellaneous Manufacturing Industries - 0.52%
1,500	International Game Technology	51,570

Motor Vehicles & Passenger Car Bodies - 0.82%
2,000	General Motors Corporation	80,120

National Commercial Banks - 0.74%
1,500	Citigroup, Inc.	72,270

Natural Gas Distribution - 0.38%
1,000	Nicor, Inc.	36,940

Newspapers: Publishing or Publishing & Printing - 1.04%
500	Gannett, Inc.	40,850
1,000	News Corporation	19,200
1,000	Tribune Company	42,140
		102,190

Oil & Gas Field Services, NEC - 0.47%
1,000	B.J. Services Company	46,540

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 0.41%
500	Zimmer Holdings, Inc.*	40,060

Perfumes, Cosmetics & Other Toilet Preparations - 1.30%
2,500	Colgate-Palmolive Company	127,900

Petroleum Refining - 0.46%
500	Chevrontexaco Corporation	26,255
500	Marathon Oil Corporation	18,805
		45,060

Pharmaceutical Preparations - 16.82%
6,500	Astrazeneca PLC	236,535
2,000	Bristol Myers Squibb Company	51,240
4,000	Chiron Corporation *	133,320
5,500	Forest Laboratories, Inc. Class A *	246,730
4,000	Lilly, Eli & Company	227,000
3,500	Merck & Company, Inc.	112,490
6,000	Mylan Laboratories, Inc.	106,080
18,500	Pfizer, Inc.	497,465
2,000	Schering-Plough Corporation	41,760
		1,652,620

Plastics Products - 0.12%
500	Newell Rubbermaid, Inc.	12,095

Radio Broadcasting Stations - 0.34%
1,000	Clear Channel Communications	33,490

Radio & Tv Broadcasting & Communications Equipment - 0.18%
1,000	Motorola, Inc.	17,200

Retail-Grocery Stores - 0.30%
1,500	Safeway, Inc.*	29,610

Retail-Miscellaneous Shopping - 0.18%
500	Dick's Sporting Goods, Inc.*	17,575

Retail-Drug Stores and Proprietary Stores - 0.21%
500	Medco Health Solutions, Inc.*	20,800

Retail-Jewelry Stores - 0.16%
500	Tiffany & Company	15,985

Retail-Variety Stores - 0.54%
1,000	Wal-Mart Stores, Inc.	52,820

Retail-Women's Clothing Stores - 0.67%
2,000	Ann Taylor Stores Corporation*	43,060
1,000	Limited, Inc.	23,020
		66,080

Security Brokers, Dealers & Flotation Companies - 0.24%
2,000	Schwab (Charles) Corporation	23,920

Semiconductors & Related Devices - 6.86%
1,000	Altera Corporation 8	20,700
7,000	Applied Materials, Inc. *	119,700
16,200	Intel Corporation	378,918
1,000	STMicroelectronics NV	19,320
5,500	Texas Instruments, Inc.	135,410
		674,048

Services-General Medical & Surgical Hospitals - 0.11%
1,000	Tenet Healthcare Corporation *	10,980

Services-Prepackaged Software - 4.05%
11,900	Microsoft Corporation	317,968
3,000	Oracle Corporation*	41,160
1,500	Symantec Corporation*	38,640
		397,768

Sporting & Athletic Goods - 0.14%
1,000	Callaway Golf Company	13,500

State Commercial Banks - 0.84%
500	Fifth Third Bancorp	23,650
1,500	J.P. Morgan & Company, Inc.	58,515
		82,165

Telephone Communications (No Radiotelephone) - 0.52%
2,000	SBC Communications, Inc.	51,540

Transportation Services - 0.56%
2,000	Interactive Corporation. *	55,240

Wholesale-Drugs, Proprietaries & Druggists' Sundries - 0.30%
500	Amerisourcebergen Corporation	29,340

Total for Common Stock -51.86% (Cost 5,566,872)		5,096,679

Cash - Equivalents - 41.71%
4,099,590	First American Treasury Obligation Class A 1.11% **	4,099,590
	(Cost 4,099,590)

	Total Investments 93.57%	9,196,269
	(Cost $9,666,462)

	Other Assets Less Liabilities - 6.43%	631,741

	Net Assets 100.00%	9,828,010

* Non-income producing securities.
** Variable Rate Security at December 31, 2004

NOTES TO FINANCIAL STATEMENTS
The Jhaveri Value Fund

	1. SECURITY TRANSACTIONS

At December 31, 2004, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $5,566,872 amounted to $470,192 which consisted of aggregate gross unrealized appreciation of $112,959 and aggregate gross unrealized depreciation of $583,151.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Jhaveri Trust

By /s/Ramesh C. Jhaveri

*Ramesh C. Jhaveri

 Chief Executive Officer

Date February 25, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Ramesh C. Jhaveri

*Ramesh C. Jhaveri

 Chief Executive Officer

Date February 25, 2005

By /s/Saumil R. Jhaveri

*Saumil R. Jhaveri

 Chief Financial Officer

Date February 25, 2005

* Print the name and title of each signing officer under his or her signature.